7. INVENTORIES: Schedule of Inventory (Details) - CAD ($)		Dec. 31, 2017	Dec. 31, 2016
Details
Work in process		$ 39,845	$ 5,987
Finished goods		171,380	1,050,300
Inventories	[1]	$ 211,225	$ 1,056,287

[1]	Note 7.